Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.9%
International Alternative Fund - 10.6%
Transamerica Unconstrained Bond (A)	13,277,602	$ 136,759,301

International Equity Funds - 13.5%
Transamerica Emerging Markets Opportunities (A)	5,654,027	65,134,392
Transamerica International Equity (A)	2,141,086	44,962,799
Transamerica International Growth (A)	4,549,429	44,857,368
Transamerica International Small Cap Value (A)	1,178,172	18,921,449

		173,876,008

U.S. Alternative Fund - 5.2%
Transamerica BlackRock Global Real Estate Securities VP (A)	5,554,219	67,650,391

U.S. Equity Funds - 30.3%
Transamerica Janus Mid-Cap Growth VP (A)	772,327	32,468,620
Transamerica JPMorgan Enhanced Index VP (A)	1,570,807	38,814,635
Transamerica JPMorgan Mid Cap Value VP (A)	715,803	13,070,564
Transamerica Large Cap Value (A)	9,501,733	125,137,824
Transamerica Mid Cap Growth (A)	981,304	14,395,723
Transamerica Mid Cap Value Opportunities (A)	433,191	6,216,295
Transamerica Morgan Stanley Capital Growth VP (A)	2,072,675	65,247,809
Transamerica Small Cap Value (A)	3,303,469	41,689,782
Transamerica T. Rowe Price Small Cap VP (A)	12,147	222,293
Transamerica WMC US Growth VP (A)	1,293,928	54,526,135

		391,789,680

U.S. Fixed Income Funds - 27.3%
Transamerica Core Bond (A)	13,063,800	130,899,277
Transamerica Floating Rate (A)	1,427,640	13,576,854
Transamerica High Yield Bond (A)	6,081,780	56,438,914
Transamerica Intermediate Bond (A)	14,179,619	146,759,054
Transamerica Short-Term Bond (A)	421,278	4,288,606

		351,962,705

U.S. Mixed Allocation Fund - 11.0%
Transamerica PIMCO Total Return VP (A)	12,833,011	142,189,763

Total Investment Companies (Cost $1,193,289,627)		1,264,227,848

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Note 1.38%, 01/31/2022 (B)	$ 17,067,700	17,142,767

Total U.S. Government Obligation (Cost $17,142,111)		17,142,767

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2021, to be repurchased at $10,859,886 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $11,077,097.

$ 10,859,886	$ 10,859,886

Total Repurchase Agreement (Cost $10,859,886)	10,859,886

Total Investments (Cost $1,221,291,624)	1,292,230,501
Net Other Assets (Liabilities) - (0.1)%	(898,992)

Net Assets - 100.0%	$ 1,291,331,509

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	712	12/21/2021	$94,705,855	$93,705,875	$—	$(999,980)
30-Year U.S. Treasury Bond	266	12/21/2021	43,489,330	42,352,188	—	(1,137,142)
CAD Currency	127	12/14/2021	9,998,573	10,031,730	33,157	—
EURO STOXX 50® Index	684	12/17/2021	32,838,164	32,072,763	—	(765,401)
S&P/TSX 60 Index	158	12/16/2021	30,641,975	29,841,118	—	(800,857)
U.S. Treasury Ultra Bond	319	12/21/2021	63,175,639	60,948,937	—	(2,226,702)

Total					$33,157	$(5,930,082)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(645)	12/17/2021	$(26,157,307)	$(25,619,400)	$537,907	$—
E-Mini Russell 2000® Index	(256)	12/17/2021	(28,701,520)	(28,170,240)	531,280	—
MSCI EAFE Index	(263)	12/17/2021	(30,911,642)	(29,811,050)	1,100,592	—
MSCI Emerging Markets Index	(641)	12/17/2021	(40,205,033)	(39,921,480)	283,553	—
S&P 500® E-Mini Index	(4)	12/17/2021	(886,405)	(859,550)	26,855	—

Total					$2,480,187	$—

Total Futures Contracts					$2,513,344	$(5,930,082)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,264,227,848	$—	$—	$1,264,227,848
U.S. Government Obligation	—	17,142,767	—	17,142,767
Repurchase Agreement	—	10,859,886	—	10,859,886

Total Investments	$1,264,227,848	$28,002,653	$—	$1,292,230,501

Other Financial Instruments
Futures Contracts (E)	$2,513,344	$—	$—	$2,513,344

Total Other Financial Instruments	$2,513,344	$—	$—	$2,513,344

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(5,930,082)	$—	$—	$(5,930,082)

Total Other Financial Instruments	$(5,930,082)	$—	$—	$(5,930,082)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2021	Shares as of September 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$70,801,838	$—	$—	$(3,151,447)	$67,650,391	5,554,219	$1,315,097	$—
Transamerica Core Bond	131,888,740	2,483,149	—	—	(3,472,612)	130,899,277	13,063,800	2,483,149	—
Transamerica Emerging Markets Opportunities	44,693,597	26,931,000	(6,126,937)	1,505,072	(1,868,340)	65,134,392	5,654,027	—	—
Transamerica Floating Rate	—	13,584,579	—	—	(7,725)	13,576,854	1,427,640	94,979	—
Transamerica High Yield Bond	60,140,928	2,030,861	(6,744,799)	51,732	960,192	56,438,914	6,081,780	2,030,861	—
Transamerica Intermediate Bond	234,561,246	2,343,244	(84,094,720)	(658,891)	(5,391,825)	146,759,054	14,179,619	2,343,244	—
Transamerica International Equity	54,884,500	—	(14,912,573)	3,014,951	1,975,921	44,962,799	2,141,086	—	—
Transamerica International Growth	67,697,194	—	(27,640,058)	7,677,616	(2,877,384)	44,857,368	4,549,429	—	—
Transamerica International Small Cap Value	13,848,965	3,683,201	—	—	1,389,283	18,921,449	1,178,172	—	—
Transamerica Janus Mid-Cap Growth VP	—	33,806,709	—	—	(1,338,089)	32,468,620	772,327	18,714	845,309
Transamerica JPMorgan Enhanced Index VP	29,256,095	15,028,508	(5,339,174)	976,290	(1,107,084)	38,814,635	1,570,807	406,082	4,687,144
Transamerica JPMorgan Mid Cap Value VP	—	12,827,032	—	—	243,532	13,070,564	715,803	64,015	121,872
Transamerica Large Cap Value	62,817,405	71,794,000	(26,723,430)	6,252,063	10,997,786	125,137,824	9,501,733	699,685	—
Transamerica Mid Cap Growth	21,320,040	—	(7,990,066)	1,251,098	(185,349)	14,395,723	981,304	—	—
Transamerica Mid Cap Value Opportunities	37,163,948	—	(37,291,413)	9,431,200	(3,087,440)	6,216,295	433,191	—	—
Transamerica Morgan Stanley Capital Growth VP	51,336,730	42,639,721	(15,697,742)	6,845,031	(19,875,931)	65,247,809	2,072,675	8,418,409	10,790,108
Transamerica PIMCO Total Return VP	160,452,024	10,678,669	(16,825,064)	322,963	(12,438,829)	142,189,763	12,833,011	8,446,277	2,232,392
Transamerica Short-Term Bond	4,253,059	52,347	—	—	(16,800)	4,288,606	421,278	52,347	—
Transamerica Small Cap Value	79,281,999	—	(53,465,363)	18,141,752	(2,268,606)	41,689,782	3,303,469	—	—
Transamerica T. Rowe Price Small Cap VP	30,780,537	1,380,669	(32,678,045)	7,919,787	(7,180,655)	222,293	12,147	91,778	1,288,891
Transamerica Unconstrained Bond	215,771,973	4,682,345	(83,787,256)	2,508,832	(2,416,593)	136,759,301	13,277,602	4,682,345	—
Transamerica WMC US Growth VP	27,661,333	39,115,200	(10,800,110)	2,128,214	(3,578,502)	54,526,135	1,293,928	579,322	7,693,670

Total	$1,327,810,313	$353,863,072	$(430,116,750)	$67,367,710	$(54,696,497)	$1,264,227,848	101,019,047	$31,726,304	$27,659,386

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $15,925,437.
(C)	Rate disclosed reflects the yield at September 30, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4